Guarantees and Contingent Liabilities - Contract or Notional Amount of Letters of Credit (Details) $ in Millions	Dec. 31, 2025 USD ($)
Commercial
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 285
Commercial | Less Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	255
Commercial | Greater Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	30
Standby
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	11,021
Standby | Less Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	6,958
Standby | Greater Than One Year
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 4,063